Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity

Note 12 – Equity

Ordinary shares

Infobird Cayman was established under the laws of the Cayman Islands on March 26, 2020. The authorized number of ordinary shares is 50,000,000 shares with a par value of $0.001 per ordinary share, and 19,000,000 ordinary shares were issued on March 26, 2020. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260. As a result, the Company had 50,000,000 authorized ordinary shares, par value $0.001 per share, of which 19,000,000 were issued and outstanding as of December 31, 2020 and 2019.

Capital contributions

For the years ended December 31, 2020, 2019 and 2018, the Company’s shareholders made capital contributions of $0, $0 and $202,104 to the Company, respectively.

Acquisition of noncontrolling interests

In August 2019, Infobird Beijing acquired an additional 18.18% of noncontrolling interests in Infobird Guiyang for approximately $1.8 million (RMB 12,360,000). The acquisition increased Infobird Beijing’s controlling interest in Infobird Guiyang from 72.00% to 90.18%. The excess of the price paid over the carrying value of noncontrolling interests, $1,685,154, was recorded as a reduction of the Company’s paid-in capital.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Infobird WFOE, Infobird Beijing, Infobird Anhui, and Infobird Guiyang (collectively “Infobird PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Infobird PRC entities.

Infobird PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Infobird PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Infobird PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2020 and 2019, amounts restricted are the paid-in-capital, registered capital and statutory reserves of Infobird PRC entities, which amounted to $6,308,638, and $5,902,867, respectively.

Statutory reserves

During the years ended December 31, 2020, 2019 and 2018, Infobird PRC entities collectively attributed $405,771, 31,778, and nil of retained earnings for their statutory reserves, respectively.